Summary of Range of Options Outstanding and Exercisable (Details)	12 Months Ended
	Sep. 30, 2021 shares $ / shares	Sep. 30, 2020 shares $ / shares
IfrsStatementLineItems [Line Items]
Options Outstanding, Number of Options Outstanding | shares	3,016,200
Options Outstanding, Weighted Average Exercise Price	$ 4.97
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 5 months 26 days
Options Exercisable, Number of Options Exercisable | shares	1,380,300
Options Exercisable, Weighted Average Exercise Price	$ 4.98
Options Exercisable, Weighted Average Remaining Contractual Life	4 years 5 months 15 days
Exercise Price Range 1 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 4.78
Options Outstanding, Number of Options Outstanding | shares	305,000
Options Outstanding, Weighted Average Exercise Price	$ 0.48
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 7 months 20 days
Options Exercisable, Number of Options Exercisable | shares	76,250
Options Exercisable, Weighted Average Exercise Price	$ 0.26
Options Exercisable, Weighted Average Remaining Contractual Life	4 years 7 months 20 days
Exercise Price Range 2 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 5.00
Options Outstanding, Number of Options Outstanding | shares	2,505,000
Options Outstanding, Weighted Average Exercise Price	$ 4.15
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 5 months 8 days
Options Exercisable, Number of Options Exercisable | shares	1,252,500
Options Exercisable, Weighted Average Exercise Price	$ 4.54
Options Exercisable, Weighted Average Remaining Contractual Life	4 years 5 months 8 days
Exercise Price Range 3 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 4.85
Options Outstanding, Number of Options Outstanding | shares	206,200
Options Outstanding, Weighted Average Exercise Price	$ 0.33
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 10 months 24 days
Options Exercisable, Number of Options Exercisable | shares	51,550
Options Exercisable, Weighted Average Exercise Price	$ 0.18
Options Exercisable, Weighted Average Remaining Contractual Life	4 years 10 months 24 days